Stock-based compensation	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stock-based compensation

Note 30.      Stock-based compensation

Employee stock option plans

The Stock Option Plan (“ESOP 1”) was approved on December 31, 2007 by the stockholders of WISeKey SA, representing 2,632,500 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

The Stock Option Plan (“ESOP 2”) was approved on December 31, 2011 by the stockholders of WISeKey SA, representing 16,698,300 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

At March 22, 2016 as part of the reverse acquisition transaction, both ESOP plans in existence in WISeKey SA were transferred to WISeKey International Holding Ltd at the same terms, with the share exchange term of 5:1 into WIHN Class B Shares.

Grants

In the 12 months to December 31, 2022, the Group granted a total of 4,054,980 options exercisable in WIHN Class B Shares. Each option is exercisable into one WIHN Class B Share.

The options granted consisted of:

-	3,864,188 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2022;
-	164,271 options with immediate vesting granted to Board members, all of which had been exercised as of December 31, 2022;
-	6,600 options vesting on July 1, 2023 granted to employees;
-	6,600 options vesting on July 1, 2024 granted to employees;
-	6,800 options vesting on July 1, 2025 granted to employees;
-	6,521 options with immediate vesting granted to external advisors and which had not been exercised as of December 31, 2022;

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on WIHN Class A Shares in the year ended December 31, 2023.

In the 12 months to December 31, 2023, the Group granted a total of 18,418 options exercisable in WIHN Class B Shares. Each option is exercisable into one WIHN Class B Share.

The options granted consisted of:

-	14,582 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2023;
-	200 options with immediate vesting granted to external advisors and which had not been exercised as of December 31, 2023; and
-	3,636 options with immediate vesting granted to external advisors, all of which had been exercised as of December 31, 2023.

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on WIHN Class A Shares in the year ended December 31, 2023.

In the 12 months to December 31, 2024, the Group granted a total of 152,090 options exercisable in WIHN Class B Shares. Each option is exercisable into one WIHN Class B Share.

The options granted consisted of:

-	128,520 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2024;
-	23,570 options with immediate vesting granted to Board members, all of which had been exercised as of December 31, 2024;

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on WIHN Class A Shares in the year ended December 31, 2024.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model, using the market price of a WIHN Class B Share. Expected volatility is based on historical volatility of WIHN Class B Shares.

In the year ended December 31, 2024, a total charge of USD 1,033,395 was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options granted to employees and Board members.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	December 31, 2024	December 31, 2023	December 31, 2022
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	71.29 – 71.60%	69.77 - 70.72%	69.58 - 87.74%
Average remaining expected life of stock options on WIHN Class B Shares (years)	4.30	5.23	4.25
Average remaining expected life of stock options on WIHN Class A Shares (years)	0.40	1.40	2.40

Unvested options to employees as at December 31, 2024 were recognized prorata temporis over the service period (grant date to vesting date).

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2024 and 2023.

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2022	1,740	37.50	-	-
Granted	18,418	10.00	-	-
Vested	(19,210)	11.00	-	-
Non-vested forfeited or cancelled	(680)	46.22	-	-
Non-vested options as at December 31, 2023	268	7.50	-	-
Granted	152,090	6.79	-	-
Vested	(152,222)	6.79	-	-
Non-vested forfeited or cancelled	-	-	-	-
Non-vested options as at December 31, 2024	136	7.55	-	-

As at December 31, 2024, there was a USD 188 unrecognized compensation expense related to non-vested stock option-based compensation arrangements. Non-vested stock options outstanding as at December 31, 2024 were accounted for using the graded-vesting method, as permitted under ASC 718-10-35-8, and we therefore recognized compensation costs calculated using the Black-Scholes model and the market price of WIHN Class B Shares at grant date, over the requisite service period.

The following tables summarize the Group’s stock option activity for the years ended December 31, 2024, 2023 and 2022.

Options on WIHN Class B Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2022	140,617	3.00	6.10	887,345
Of which vested	138,877	3.00	6.11	878,378
Of which non-vested	1,740	-	-	-
Granted	18,418	2.85	-	-
Exercised or converted	(10,086)	2.50	-	7,867
Forfeited or cancelled	(680)	2.50	-	-
Expired	(230)		-	-
Outstanding as at December 31, 2023	148,039	3.11	5.23	111,306
Of which vested	147,771	3.11	5.23	111,104
Of which non-vested	268	-		-
Granted	152,090	1.35	-	-
Exercised or converted	(23,570)	0.11	-	496,406
Forfeited or cancelled	-	-	-	-
Expired	(300)	-	-	-
Outstanding as at December 31, 2024	276,259	2.40	5.25	5,235,260
Of which vested	276,123	2.40	5.24	5,226,771
Of which non-vested	136	-	-	-

Options on WIHN Class A Shares	WIHN Class A Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2022	392,720	0.25	5.90	248,950
Of which vested	392,720	0.25	5.90	248,950
Granted	-	-	-	-
Outstanding as at December 31, 2023	392,720	0.25	4.90	23,339
Of which vested	392,720	0.25	4.90	23,339
Granted	-	-	-	-
Outstanding as at December 31, 2024	392,720	0.25	3.90	723,175
Of which vested	392,720	0.25	3.90	723,175

Summary of stock-based compensation expenses

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2024	2023	2022
In relation to Employee Stock Option Plans (ESOP)	1,034	178	743
In relation to non-ESOP Option Agreements	-	-	1
In relation to SEALSQ Corp’s Option Agreements	148	-	-
Total	1,182	178	744

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2024	2023	2022
Research & development expenses	-	-	177
Selling & marketing expenses	-	67	280
General & administrative expenses	1,182	111	287
Total	1,182	178	744

We note that the above tables include a difference due to rounding from the total charge of USD 1,033,395 recognized in the consolidated income statement in the year ended December 31, 2024 in relation to Employee Stock Option Plans (ESOP).